BUSINESS ACQUISITION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2010 Easy Shop And AM Outdoor [Member]	Jan. 31, 2010 Easy Shop And AM Outdoor [Member]	Feb. 28, 2010 Dongding [Member]	Jan. 31, 2010 AM Outdoor [Member]	Jan. 31, 2010 Easy Shop Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration		$ 13,935	$ 498
Total purchase consideration		15,223	1,811
Previously held ownership percentage		10.00%	30.00%
Percent of equity interest owned by non-controlling interest			25.00%
Percentage of equity interests acquired			45.00%	90.00%	100.00%
Remeasurement of fair value of previously held interest		1,288	899
Gain (loss) on remeasurement of fair value of previously held 30% interest	1,139		(220)
Fair value noncontrolling interest			$ 414